UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4006

CitiFunds Trust I

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST I

SMITH BARNEY
EMERGING MARKETS EQUITY FUND

FORM N-Q
January 31, 2006

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE

COMMON STOCKS — 89.5%
Brazil — 13.2%
4,500	Banco do Brasil SA	$109,038
400	Brasil Telecom Participacoes SA, Sponsored ADR	14,244
7,557	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	284,370
12,000	Companhia Vale do Rio Doce, Sponsored ADR	532,560
2,900	Cosan SA Industria e Comercio *	117,115
9,700	Cyrela Brazil Realty SA	144,842
13,900	Grendene SA	140,887
24,318	Petroleo Brasileiro SA, Sponsored ADR	2,096,212
12,900	Tele Centro Oeste Celular Participacoes SA, Sponsored ADR	186,534
9,416	Tele Norte Leste Participacoes SA, Sponsored ADR	167,228
63,800	Telesp Celular Participacoes SA, Sponsored ADR	307,516
4,058	Tim Participacoes SA, ADR	151,161
500	Ultrapar Participacoes SA, Sponsored ADR	7,565
17,800	Votorantim Celulose e Papel SA, Sponsored ADR	221,966

	Total Brazil	4,481,238

Chile — 1.2%
25,108,195	CorpBanca SA	141,173
37,433	Inversiones Aguas Metropolitanas SA *	37,685
11,400	Inversiones Aguas Metropolitanas SA, ADR (a)*	229,493

	Total Chile	408,351

China — 1.6%
127,500	China Shenhua Energy Co., Ltd, Class H Shares *	169,299
242,000	Huaneng Power International Inc., Class H Shares	170,027
1,700	Netease.com Inc., ADR *	121,380
59,500	Weiqiao Textile Co., Ltd., Class H Shares	91,279

	Total China	551,985

Colombia — 0.4%
4,700	BanColombia SA, Sponsored ADR	153,079

Czech Republic — 1.5%
7,500	Komercni Banka AS, Sponsored GDR	375,000
2,870	Zentiva NV, GDR	146,370

	Total Czech Republic	521,370

Hong Kong — 4.4%
66,000	China Merchants Holdings International Co., Ltd.	171,871
47,500	China Mobile (Hong Kong) Ltd.	231,162
432,000	China Overseas Land & Investment Ltd.	224,159
176,000	China Resources Enterprise Ltd.	374,371
570,400	CNOOC Ltd.	477,968

	Total Hong Kong	1,479,531

India — 0.5%
42,118	Hindalco Industries Ltd., GDR (a)	153,731

Indonesia — 1.1%
420,000	PT Bank Central Asia Tbk	162,400
52,000	PT Gudang Garam Tbk	59,904
230,000	PT Indosat Tbk.	142,293

	Total Indonesia	364,597

Israel — 1.6%
43,536	Bank Hapoalim Ltd.	199,805
46,906	Bank Leumi Le-Israel	175,976
3,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	161,994

	Total Israel	537,775

See Notes to Schedule of Investments.

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE

Malaysia — 2.2%
97,100	Gamuda Berhad	$85,954
32,100	Genting Berhad	195,998
29,481	IJM Corp. Berhad	35,215
156,500	Magnum Corp. Berhad	81,787
42,400	Telekom Malaysia Berhad	109,095
81,600	Tenaga Nasional Berhad	230,625

	Total Malaysia	738,674

Mexico — 3.4%
2,600	Cemex SA de CV, Participation Certificate, Sponsored ADR	171,548
39,500	Consorcio ARA SA de CV	189,665
38,800	Empresas ICA SA de CV *	122,965
52,500	Grupo Bimbo SA de CV, Series A Shares	191,516
118,276	Grupo Financiero Banorte SA de CV, Series O Shares	281,979
49,300	Grupo Modelo SA de CV, Series C Shares	182,203

	Total Mexico	1,139,876

Russia — 7.4%
20,995	AFK Sistema, Registered Shares, Sponsored GDR	513,328
5,269	Gazprom, Registered Shares, Sponsored ADR	451,026
5,947	LUKOIL, Sponsored ADR	454,946
16,000	Mobile TeleSystems, Sponsored ADR	599,680
9,687	NovaTek OAO, Sponsored GDR	271,236
3,359	Surgutneftegaz, Sponsored ADR	230,763

	Total Russia	2,520,979

South Africa — 7.9%
17,917	Barloworld Ltd.	342,927
774	Impala Platinum Holdings Ltd.	133,519
9,876	JD Group Ltd.	139,537
29,336	Massmart Holdings Ltd.	285,273
45,374	MTN Group Ltd.	470,379
26,310	Sappi Ltd.	350,120
69,781	Standard Bank Group Ltd.	939,959

	Total South Africa	2,661,714

South Korea — 20.7%
510	Cheil Communications Inc.	116,094
2,630	Hyundai Mobis	228,786
5,790	Hyundai Motor Co.	525,996
9,720	Kookmin Bank	775,680
8,320	Korea Electric Power Corp.	359,715
10,330	KT&G Corp.	502,579
4,140	LG Electronics Inc.	360,143
1,064	POSCO	244,421
3,064	Samsung Electronics Co., Ltd.	2,362,153
19,750	Shinhan Financial Group Co., Ltd.	844,633
590	Shinsegae Co., Ltd.	313,480
16,894	SK Telecom Co., Ltd., Sponsored ADR	392,448

	Total South Korea	7,026,128

Taiwan (b) — 15.4%
108,881	Advanced Semiconductor Engineering Inc.	95,709
351,000	Cathay Financial Holding Co., Ltd.	654,266
204,000	Chi Mei Optoelectronics Corp.	295,949
607,027	Chinatrust Financial Holding Co., Ltd.	488,763
335,680	Far Eastern Textile Co., Ltd.	232,298
146,000	Formosa Chemicals & Fibre Corp.	242,598
144,240	Formosa Plastics Corp.	235,237
40,000	Foxconn Technology Co., Ltd.	201,805
115,291	Hon Hai Precision Industry Co., Ltd.	781,507

See Notes to Schedule of Investments.

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE

Taiwan (b) — 15.4% (continued)
198,700	Quanta Computer Inc.	$293,575
534,498	Taiwan Semiconductor Manufacturing Co., Ltd.	1,072,051
80,583	Unimicron Technology Corp.	111,374
762,507	United Microelectronics Corp.	435,726
178,000	Yageo Corp. *	68,015

	Total Taiwan	5,208,873

Thailand — 5.9%
1,051,700	Asian Property Development PCL	104,075
105,700	Bangkok Bank PCL, NVDR	309,724
760,800	Italian-Thai Development PCL	170,131
228,400	Kasikornbank PCL	422,691
151,000	Kasikornbank PCL, NVDR	261,984
797,000	Krung Thai Bank PCL	248,902
1,175,300	Land & Houses PCL, NVDR	288,501
11,400	PTT PCL	76,772
113,100	Thai Airways International PCL	117,010

	Total Thailand	1,999,790

Turkey — 1.1%
17,369	Arcelik AS	162,670
33,455	Turkiye Vakiflar Bankasi T.A.O., Class D *	207,199

	Total Turkey	369,869

	TOTAL COMMON STOCKS
	(Cost — $23,097,142)	30,317,560

PREFERRED STOCK — 3.1%
Brazil — 3.1%
3,300	Bradespar SA	111,842
700	Cia Vale do Rio Doce	30,978
15,900	Tam SA *	381,312
5,300	Telemar Norte Leste SA, Series A Shares	142,932
9,688	Ultrapar Participacoes SA	145,539
34,100	Universo Online SA *	225,276

	TOTAL PREFERRED STOCK
	(Cost — $759,712)	1,037,879

WARRANTS

WARRANTS(a) — 3.1%
4,529	MSDW Asia Securities Products LLC, Each warrant exercisable for 1 share of
	Hindustan Petroleum Corp., common stock, Expires 8/13/07	31,717
19,285	MSDW Asia Securities Products LLC, Each warrant exercisable for 1 share of
	Oil & Natural Gas Corp., Ltd. common stock, Expires 3/14/07	540,925
24,741	MSDW Asia Securities Products LLC, Each warrant exercisable for 1 share of
	Satyam Computer Services, Ltd., common stock, Expires 3/21/07	418,593
168	MSDW Asia Securities Products LLC, Each warrant exercisable for 4 shares
	of Infosys Technologies Ltd. common stock, Expires 3/30/07	43,841

	TOTAL WARRANTS
	(Cost — $744,432)	1,035,076

SHARES

EQUITY LINKED NOTES(c) — 1.3%
India — 1.3%
33,000	UBS Hindalco Industries Ltd., 0.000% due 1/10/07 (b)	123,271
4,857	UBS Infosys Technologies Ltd., 0.000% due 1/10/07	318,085

	TOTAL EQUITY LINKED NOTES
	(Cost — $437,918)	441,356

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $25,039,204)	$32,831,871

See Notes to Schedule of Investments.

SMITH BARNEY EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 2.4%
Repurchase Agreement — 2.4%
$ 822,000	State Street Bank & Trust Co., dated 1/31/06, 3.970% due 2/1/06; Proceeds at
	maturity - $822,091; (Fully collateralized by U.S. Treasury Bond, 6.125%
	due 8/15/29; Market value - $842,981)
	(Cost — $822,000)	$822,000

	TOTAL INVESTMENTS — 99.4% (Cost — $25,861,204#)	33,653,871
	Other Assets in Excess of Liabilities — 0.6%	211,211

	TOTAL NET ASSETS — 100.0%	$33,865,082

*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(c)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR - American Depositary Receipt GDR - Global Depositary Receipt NVDR - Non-Voting Depositary Receipt

Summary of Investments by Sector * (unaudited)

1/31/2006

Financials	23.3%
Information Technology	17.4
Energy	12.1
Consumer Discretionary	9.5
Telecommunication Services	9.3
Materials	7.8
Industrials	4.9
Consumer Staples	4.8
Utilities	3.1
Health Care	0.9
Warrants	3.1
Equity-Linked Notes	1.3
Repurchase Agreement	2.5

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of Janurary 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Emerging Markets Equity Fund (“Fund”) is a separate diversified investment fund of CitiFunds Trust I (“Trust"), a Massachusetts business trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Concentration Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,127,536
Gross unrealized depreciation	(334,869)

Net unrealized appreciation	$7,792,667

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust I

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	March 30, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	March 30, 2006